Chartered-in Vessels - Capital Lease Obligations - Additional Information (Details) $ in Millions	1 Months Ended	12 Months Ended		36 Months Ended
	Sep. 30, 2019	Dec. 31, 2020 USD ($) lease	Dec. 31, 2019 USD ($)	Jan. 31, 2019
Capital Leased Assets [Line Items]
Number of lessors | lease		9
Other Nonoperating Income (Expense) [Member]
Capital Leased Assets [Line Items]
Gain (Loss) on Contract Termination | $			$ (1.4)
LNG Carriers [Member]
Capital Leased Assets [Line Items]
Weighted-average interest rate on lease		5.10%
Number of vessels | lease		9
Lease liability payment | $		$ 1,700.0
Interest payment on liability (in percentage) | $		$ 400.5
Variable Interest Entity, Primary Beneficiary
Capital Leased Assets [Line Items]
Number of lessors | lease		7
Minimum | LNG Carriers [Member]
Capital Leased Assets [Line Items]
Lease terms				7.5
Minimum | Torben Spirit [Member]
Capital Leased Assets [Line Items]
Lease terms	7.5 years
Maximum | LNG Carriers [Member]
Capital Leased Assets [Line Items]
Lease terms				15